Income Tax - Schedule of Reconciliation Statutory Federal Income Tax Rate (Details)	10 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Reconciliation Statutory Federal Income Tax Rate [Abstract]
Pre-tax book loss	$ (217,339,312)
U.S. federal statutory income tax rate	$ (45,641,256)
U.S. federal statutory income tax rate, Rate	21.00%
State tax benefit (expense), net of federal benefit
State tax benefit (expense), net of federal benefit, Rate	0.00%
Stock based compensation	$ 2,191,551
Stock based compensation, Rate	(1.00%)
Change in valuation allowance	$ (43,449,705)
Change in valuation allowance, Rate	(20.00%)
Income tax provision
Income tax provision, Rate	0.00%